As filed with the Securities and Exchange Commission on July 29, 2016

1933 Act File No. 333-126328
1940 Act File No. 811-21780

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 49

AND REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 50

MFS® SERIES TRUST XII

(Exact name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts  02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (617) 954-5000

Kristin V. Collins, Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts  02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☒ on October 12, 2016 pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed  post-effective amendment

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

October , 2016 PROSPECTUS (SUBJECT TO COMPLETION) MFS® Lifetime® 2060 Fund

The investment objective of the fund is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund’s name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

CLASS	TICKER SYMBOL
Class A	TBU
Class B	TBU
Class C	TBU
Class I	TBU
Class R1	TBU
Class R2	TBU
Class R3	TBU
Class R4	TBU
Class R5	TBU

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

L60-PRO-10      16

MFS Lifetime 2060 Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund’s name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

The annual fund operating expenses are based on estimated “Other Expenses” and “Acquired (Underlying) Fund Fees and Expenses” for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least [$50,000] in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page [12] of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

[[R:Shareholder Fees//Default]]

[[R:AnnualFundOperatingExpenses//Default]]

#                 This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

1                   [Expense waiver information to be updated in the 485(b) filing.]

MFS Lifetime 2060 Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

[[R:Expense Example//Default]]

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. The portfolio turnover rate for the fund as of April 30, 2016, the fiscal year end of the fund, is not available because the fund had not commenced operations as of April 30, 2016.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund’s name. The fund invests substantially all of its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process. The first stage is a strategic asset allocation to establish the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS (Massachusetts Financial Services Company, the fund’s investment adviser) believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of October 1, 2016, the fund’s target allocation among asset classes and the underlying funds is:

Bond Funds:	5%
MFS Inflation-Adjusted Bond Fund	3%
MFS Total Return Bond Fund	3%
International Stock Funds:	28%
MFS Blended Research Emerging Markets Equity Fund	1%
MFS Blended Research International Equity Fund	11%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	4%
MFS International New Discovery Fund	4%
MFS International Value Fund	4%
MFS Research International Fund	4%
U.S. Stock Funds:	57%
MFS Blended Research Core Equity Fund	4%
MFS Blended Research Growth Equity Fund	6%
MFS Blended Research Mid Cap Equity Fund	10%*
MFS Blended Research Small Cap Equity Fund	3%
MFS Blended Research Value Equity Fund	6%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	5%
MFS Mid Cap Value Fund	5%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	6%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%

All percentages are rounded to the nearest percent.

The asset class allocations, as well as the underlying funds and their target weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and allocation. The asset allocation strategy will become increasingly conservative over time.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund.  It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund.  MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund’s target asset allocation. The chart below illustrates, as of October 1, 2016, how the asset allocation strategy of the fund will change over time.

MFS Lifetime 2060 Fund

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of

MFS Lifetime 2060 Fund

availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.  If MFS invests a significant percentage of the fund’s assets in issuers within an industry or sector, the fund’s performance will be affected by conditions in that industry or sector.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Performance Information

The bar chart and performance table are not included because the fund has not had a full calendar year of operations.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	2012	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R5	None	None

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund’s name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund’s name. The fund invests substantially all of its assets in other MFS mutual funds, referred to as underlying funds.  The underlying funds are selected by the quantitative group of the fund’s

MFS Lifetime 2060 Fund

investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), following a two-stage asset allocation process. The first stage is a strategic asset allocation to establish the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds).  The asset class allocations provide an initial layer of diversification for the fund. As of October 1, 2016, the fund’s target allocation among asset classes is:

Bond Funds	5%
International Stock Funds	28%
U.S. Stock Funds	57%
Specialty Funds	10%

All percentages are rounded to the nearest percent.

The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. The selection process provides a second layer of diversification within both stock and bond fund allocations. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

The asset class allocations, as well as the underlying funds and their target weightings, for the fund are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. An investor should consider the year during which the investor expects to start drawing assets for retirement, which may or may not be the year in which the investor expects to retire. In addition, an investor should consider a number of other factors including the investor’s age, how the fund will fit into an overall investment strategy and allocation, and whether the investor is looking for a more aggressive or more conservative allocation.

The asset allocation strategy for the fund will become increasingly conservative over time. As a result, the fund’s allocation strategy will become more aligned with the allocation strategy of MFS Lifetime Income Fund (approximately 71% in Bond Funds, 5% in International Stock Funds, 20% in U.S. Stock Funds, and 4% in Specialty Funds as of October 1, 2016).  MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund’s target asset allocation. Upon reaching its stated target year, a fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund. It is expected that the Board of Trustees will combine, without a shareholder vote, the fund with MFS Lifetime Income Fund within five years of the date that the fund’s asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund. The chart below illustrates, as of October 1, 2016, how the asset allocation strategy of the fund will change over time:

Following is the list of underlying funds and their approximate associated target weightings as of October 1, 2016:

Bond Funds:	5%
MFS Inflation-Adjusted Bond Fund	3%
MFS Total Return Bond Fund	3%
International Stock Funds:	28%
MFS Blended Research Emerging Markets Equity Fund	1%
MFS Blended Research International Equity Fund	11%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	4%
MFS International New Discovery Fund	4%
MFS International Value Fund	4%
MFS Research International Fund	4%
U.S. Stock Funds:	57%
MFS Blended Research Core Equity Fund	4%
MFS Blended Research Growth Equity Fund	6%
MFS Blended Research Mid Cap Equity Fund	10%*
MFS Blended Research Small Cap Equity Fund	3%
MFS Blended Research Value Equity Fund	6%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	5%
MFS Mid Cap Value Fund	5%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	6%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%

All percentages are rounded to the nearest percent.

Although the underlying funds are categorized generally as Stock Funds (U.S. or International), Bond Funds or Specialty Funds, many of the underlying funds can invest in a mix of securities (e.g., a U.S.

MFS Lifetime 2060 Fund

stock fund can invest in international stocks, or a specialty fund can invest in stocks and/or bonds).

The asset class allocations and the underlying funds and their target weightings are not designed to take advantage of short-term market opportunities and have been selected for investment over longer time periods.  The asset class allocations and the underlying funds and their target weightings may be changed without shareholder approval or notice. The actual weightings can deviate due to market movements and cash flows. MFS systematically rebalances the fund’s investments in the underlying funds.

A description of the underlying funds is included in Appendix A of this prospectus.

Principal Investment Types of the Underlying Funds

The principal investment types in which the underlying funds may invest are:

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.

Debt Instruments:  Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. During certain market conditions, some debt instruments can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds:  Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities:  Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Asset-Backed Securities:  Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payments from assets, such as loans or receivables.  Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security.  Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security.  Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions. Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security. Certain mortgage-backed securities are issued on a delayed delivery or forward commitment basis where payment and delivery take place at a future date.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, U.S. and foreign corporations, and foreign governments.

Municipal Instruments:  Municipal instruments are issued by or for states, territories, or possessions of the United States or by their political subdivisions, agencies, authorities, or other government entities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, state or local governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the state or local governments, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Real Estate-Related Investments:  Real estate-related investments include REITs, issuers similar to REITs formed under the laws of non-U.S. countries, and other U.S. and foreign issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Equity REITs invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property. Mortgage REITs invest most of their assets in real estate mortgages and receive most of their income from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Commodity-Linked Derivatives:  Commodity-linked derivatives are derivatives whose value is based on the value of a commodity, a

MFS Lifetime 2060 Fund

commodity futures or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodities or commodity markets (“commodity indicator”). Commodity-linked derivatives include notes, futures, options, and swaps.

Derivatives:  Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, and swaps.

Principal Risks

The yield and share price of the fund will change daily based on the performance of the underlying funds. Underlying fund performance will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year. There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.  Certain events, such as market or economic developments, including increasing and negative interest rates, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and may lead to periods of high volatility and reduced liquidity in the debt market or a portion of the debt market.

Interest Rate Risk:  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk:  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade

MFS Lifetime 2060 Fund

quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Prepayment/Extension Risk:  Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions.  Municipal instruments can be less liquid than other types of investments and there may be less publicly available information about the issuers of municipal instruments compared to other issuers. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic instability, U.S. and foreign government action such as the imposition of currency or capital controls, economic and trade sanctions or embargoes, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, less trading volume, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk:  A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. Real estate-related investments are affected by general, regional and local economic conditions; difficulties in valuing and disposing of real estate; and fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and prepayments of the underlying mortgages. Equity and mortgage REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The securities of small real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity. These imbalances may be significant due to the length of time required to alter the supply of some commodities in response to changes in demand.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory,

MFS Lifetime 2060 Fund

geopolitical, and other conditions.  If MFS invests a significant percentage of the fund’s assets in issuers within an industry or sector, the fund’s performance will be affected by conditions in that industry or sector.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.  Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk:  Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions.  At times, all or a large portion of segments of the market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Other Investment Strategies and Risks

Active and Frequent Trading:  MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund’s return. Frequent trading can also increase the possibility of capital gain distributions. Capital gain distributions generally increase your tax liability unless you hold your shares through a tax-advantaged or exempt vehicle.

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s SAI.

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

The fund pays no management fee to MFS; however the underlying funds pay management fees to MFS which are reflected under “Summary of Key Information-Fees and Expenses” above.

[TBU-MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that “Other Expenses” do not exceed 0.00% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class’ average daily net assets annually for Class R5 shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2017.  During the term of this agreement, Class R5 shares will receive payments from MFS in excess of its “Other Expenses” in an amount equal to at least 0.14% of the class’ average daily net assets.]

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the fund’s annual report for the period that ends April 30, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $424 billion as of June 30, 2016.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on mfs.com (once you have selected “Individual Investor” as your role, click on “Products & Services” and “Mutual Funds.” Next, choose the fund’s name in the “Select a fund” menu, then click on the “Characteristics” tab):

MFS Lifetime 2060 Fund

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s top 10 equity holdings as of each month’s end	14 days after month end
Fund’s top 10 fixed income holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Top 10 holdings, top 10 equity holdings, and top 10 fixed income holdings are aggregated disclosed holdings of the underlying MFS funds.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph C. Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and out-of-pocket expenses. No shareholder servicing payments are made for Class R5 shares.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Class I shares generally are available only to the following eligible investors:

•                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

•                  defined benefit retirement plans, endowments or foundations;

•                  bank trust departments or law firms acting as trustee or manager for trust accounts;

•                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

•                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

•                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law.

In addition, MFD may accept, in its sole discretion, investments in Class I shares from purchasers not listed above.

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)).

Class R5 shares generally are available only to Employer Retirement Plans, investment companies distributed by MFD, endowments and foundations, local, city and state agencies (or entities acting on their behalf), funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans), unaffiliated registered investment companies, and collective investment trusts.

Class R1, Class R2, Class R3, Class R4, and Class R5 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and 529 tuition plans.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R5 shares of the fund if they satisfy eligibility requirements of Class R5 shares.

Class C shareholders may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

MFS Lifetime 2060 Fund

If a shareholder converts from one share class to another share class of the fund as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares. A conversion between share classes in the same fund, as described above, is a nontaxable event.

Sales Charges and Waivers or Reductions

You may be subject to an initial sales charge when you purchase Class A shares, or a CDSC when you redeem Class A, Class B, or Class C shares. These sales charges are paid to MFD.

In the circumstances described below, you may qualify for a sales charge waiver or reduction for purchases or redemptions of Class A, Class B, or Class C shares. In addition, other sales charge waivers or reductions apply to certain transactions by retirement plans, section 529 tuition programs, and certain other groups (e.g., affiliated persons of MFS) and with respect to certain types of investment programs (e.g., asset-based fee programs available through certain financial intermediaries). Details regarding the types of investment programs and categories of investors eligible for these waivers or reductions are provided in the SAI, which is available to you free of charge and on the fund’s Web site at mfs.com. Some of these programs and waivers or reductions are not available to you if your shares are held through certain types of accounts, such as retirement accounts and 529 plans, or certain accounts that you have with your financial intermediary. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A Shares.  You may purchase Class A shares at the offering price (which includes the applicable initial sales charge).

The amount of the initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

*                 Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A shares without an initial sales charge when you invest $1 million or more in Class A shares. However, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

Class B Shares.  You may purchase Class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

If you hold Class B shares for approximately eight years, they will convert to Class A shares of the fund. All Class B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B shares in your account convert to Class A shares, a proportionate number of the Class B shares in the sub-account will also convert to Class A shares.

Class C Shares.  You may purchase Class C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R5 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R5 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Sales Charge Waivers or Reductions.  Below is a summary of certain investor programs whereby the applicable sales charge may be waived or reduced. You or your financial intermediary must inform MFSC upon purchasing fund shares of your intention to invest in a fund under one of the programs below. You can provide this information in your account application or through a separate document provided by your financial intermediary.

INVESTMENTS ELIGIBLE FOR:
Program	WAIVED INITIAL SALES CHARGE	REDUCED INITIAL SALES CHARGE	WAIVED CDSC
Letter of Intent		X
Right of Accumulation		X
Automatic Exchange Plan	X*
Exchange Privilege	X*
Systematic Withdrawal Plan			X**
Distribution Reinvestment	X
Distribution Investment Program	X
Reinstatement Privilege	X
Other Sales Charge Waivers	X		X

*           Investments under the Automatic Exchange Plan or certain other exchanges may be subject to a sales charge in certain cases.

**    Limited for Class A, Class B, and Class C shares.

•                  Letter Of Intent (LOI).  You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

MFS Lifetime 2060 Fund

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, you or your financial intermediary must inform MFSC that the LOI is in effect each time shares of a fund are purchased.

•                  Right Of Accumulation (ROA).  Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts based on the sales charge schedule above.

•                  Linking Accounts For LOI and ROA.  For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  MFS 529 College Savings Plan accounts;

•                  Certain single-participant retirement plan accounts;

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

In order to link such accounts, the broker/dealer at the time of your current purchase for an ROA or at the time of the establishment of an LOI must be the broker/dealer (or the clearing broker/dealer for your broker/dealer so long as your account is not aggregated by the clearing broker/dealer with other accounts) for any additional accounts to be linked. MFS fund shares held as follows cannot be combined for purposes of an LOI or ROA:

•                  Shares held indirectly through financial intermediaries other than the broker/dealer for your current purchase (for example, shares held in a different broker/dealer’s brokerage account or with a bank, an insurance company separate account or an investment adviser); or

•                  Shares held directly in a MFS fund account on which the broker/dealer is different than the broker/dealer for your current purchase for an ROA or is different than the broker/dealer at the time of the establishment of the LOI.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Special Note for ROA eligible accounts linked prior to May 1, 2006. Any ROA eligible accounts linked prior to May 1, 2006, will remain linked to the extent the broker/dealer information for such accounts is not modified. In the event you change the broker/dealer for any such account, your accounts will no longer be eligible to be linked under an ROA. In addition, with respect to ROA eligible accounts linked prior to May 1, 2006, you will not be able to link additional accounts to the extent they do not meet the criteria discussed above.

•                  Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R5 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

•                  Systematic Withdrawal Plan. If you have a balance of at least $5,000 in your account in the fund, you may elect to receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of Class A, Class B, Class C, or Class I shares. For Class A, Class B, or Class C shares, you may incur a CDSC when Class A, Class B, or Class C shares are redeemed under the plan (or plans if more than one plan is established) if greater than 10% of the value of your account is withdrawn under the plan(s) in any one year (determined at the time of your first withdrawal under the plan(s), or January 4, 2016, with respect to Class A shares, January 3, 2007, with respect to Class B shares, or January 2, 2008, with respect to Class C shares,

MFS Lifetime 2060 Fund

whichever is later). The applicable CDSC will be prorated across all of your payments taken in the one year period.

•                  Distribution Reinvestment.  You may automatically reinvest dividend and capital gain distributions in the same fund without paying an initial sales charge.

•                  Distribution Investment Program.  You may automatically reinvest dividend and capital gain distributions from Class A, Class B, and Class C shares into the same class of another MFS fund without paying a CDSC or an initial sales charge.

•                  Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration, except proceeds from a Class B share redemption can only be reinvested into Class A shares.

Any CDSC paid upon the redemption of Class A shares or Class C shares will be credited to your account, and your new Class A shares or Class C shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B shares will not be credited to your account.

In order to benefit from the reinstatement privilege, you or your financial intermediary must inform MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, and Class C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has voluntarily agreed to rebate to the class a portion of each class’ 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R5 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of shareholder servicing payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) based on the receipt of such payments by MFD from the fund, and (iii) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries may receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A	5.75%
Class B	3.75%
Class C	1.00%

In addition, financial intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services, and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets

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attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary.

These additional payments by MFD may take the form of payments to financial intermediaries that provide marketing support and administrative services to MFD with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD may also make payments to financial intermediaries to help offset the cost associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC (Securities and Exchange Commission) and FINRA (Financial Industry Regulatory Authority) rules and other applicable laws and regulations, MFD may make other payments or allow other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with a MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the offering price (the net asset value per share plus any applicable initial sales charge) next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a LOI or ROA will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R5 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R5 investors, you can also establish your account through your MFD representative.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

•                  Additional Purchases Directly Through MFSC.

•                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

•                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

•                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, and certain types of accounts.

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•                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

•                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

•                  Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances. A redemption order in an amount less than or equal to the value of your account (other than an exchange) is considered to be in proper form only with respect to shares in your account for which payment has been received and collected. A new redemption order must be submitted if you wish to redeem your shares for which payment had not been received and collected at the time the prior redemption order was received by the fund. Receiving and collecting payment can take up to seven business days after a purchase. In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a signature guarantee may be required.

The fund normally sends out your redemption proceeds within seven days after your request is received in proper form. Under unusual circumstances, such as when the New York Stock Exchange (the “NYSE”) is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

•                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

•                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

•                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, and certain types of accounts.

•                  Systematic Withdrawal Plan.  For Class A, Class B, Class C, or Class I shares, you may elect to automatically receive (or designate someone else to receive) regular periodic payments through an automatic redemption of such classes. Please contact MFSC for details.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Redemptions In Kind.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind). In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

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In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class of most other MFS funds by having your financial intermediary process your exchange request or by contacting MFSC directly.

You can exchange your Class A shares and your Class I shares for shares of the MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and the MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Other Considerations

Disruptive Trading

General Purchase and Exchange Limitation Policy.  The MFS funds reserve the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.  Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, in consultation with MFS, as appropriate, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks.  To the extent that the MFS funds or their agents are unable to curtail disruptive trading practices in a fund (e.g., frequent trading) or to the extent there are large or frequent redemptions in a fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Frequent Trading.  The fund is not intended to serve as a vehicle for frequent trading. The Board of Trustees of the fund has adopted the purchase and exchange limitation policy described below, which it believes is reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce this policy, subject to oversight by the Board of Trustees. The fund may alter its policies at any time without notice to shareholders.

MFSC will generally restrict, reject or cancel purchase and exchange orders into the fund if MFSC determines that an accountholder has made two exchanges, each in an amount of $15,000 or more, out of an account in the fund during a calendar quarter (“two exchange limit”). This policy does not apply to MFS money market funds or to exchanges initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).  MFSC may make exceptions to this policy if, in its judgment, the transaction does not represent frequent trading activity, such as purchases made through systematic purchase plans (but not systematic exchange plans), payroll contributions, or distribution investment programs. In applying this policy, MFSC considers the information available to it at the time and reserves the right to consider trading effected through multiple accounts that are under common ownership, control, or influence to be trading out of a single account.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., an accountholder who on the same day exchanges $16,000 from the fund into two other MFS funds, by exchanging $8,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $15,000 in value).

Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among certain financial intermediaries such as brokers, retirement and 529 plans, investment advisers, and insurance companies.

Financial intermediaries are required to reject any purchase or exchange orders in the fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediary”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the fund by the customers of such Waived Financial Intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

With respect to omnibus accounts that provide MFSC with underlying shareholder data daily, MFSC will apply the two exchange limit directly to underlying shareholders.  For all other accounts which MFSC determines are omnibus accounts, MFSC will apply the two exchange limit to the omnibus account itself.  Applying the two exchange limit to the omnibus account itself will not necessarily detect violations of the two exchange limit by underlying shareholders. If the financial intermediary associated with an omnibus account that has triggered the two exchange limit demonstrates to MFSC, as determined in MFSC’s sole discretion, that no single underlying shareholder triggered the two exchange limit, then MFSC will remove any restrictions, rejections or cancellations imposed on the account.  If the financial intermediary demonstrates to MFSC that a single underlying shareholder triggered the two exchange limit and that the financial intermediary itself will apply applicable restrictions, rejections or cancellations to that underlying shareholder, MFSC will likewise remove any restrictions, rejections or cancellations imposed on the omnibus

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account.  Otherwise, MFSC will continue to apply the two exchange limit to the omnibus account.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the fund while others may not employ any procedures to restrict frequent trading.  Such procedures, if any, may be less restrictive than the fund’s purchase and exchange limitation policy, may permit transactions not permitted by the fund’s purchase and exchange limitation policy, including transactions in excess of the two exchange limit, and/or may prohibit transactions not subject to the fund’s purchase and exchange limitation policy.  You should consult your financial intermediary about any restrictions it imposes on frequent trading.

There is no assurance that MFSC will be able to detect or prevent frequent trading.  Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions (including exchanges) that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence.  Any or all of these parameters (including those not listed) may change at any time.  If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading.  However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts.  MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders among other factors.  MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries.  There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to Contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cybersecurity incident).

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures. Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments may be valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to MFS pursuant to valuation policies and procedures approved by the Board of Trustees. If MFS determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by MFS in accordance with such procedures under the oversight of the Board of Trustees.

Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on

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both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if MFS determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.  Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, foreign equity securities may often be valued at fair value. MFS generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Distributions

The fund intends to declare and pay any dividends to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available:

•                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

•                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

•                  Dividend and capital gain distributions in cash; or

•                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS Fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class R1, Class R2, Class R3, Class R4, and Class R5 shares automatically will be reinvested in additional shares of the fund.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. Also, this discussion does not apply to shares of the fund held through tax-advantaged retirement plans or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when the fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion back as a taxable distribution.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned or is deemed to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of gains from the sale of investments that the fund owned for more than one year and that are properly reported by the fund as capital gain dividends will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income. If some or all of the fund’s income derives from “qualified dividend income” and if you are an individual who meets holding period and other requirements with respect to the fund’s shares, those distributions that are properly reported by the fund as derived from qualified dividend income are taxed to you at the reduced rates applicable to net capital gains. The portion of the fund’s distributions that will be derived from qualified dividend income will increase with increased allocations to stock fund classes.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) and net gains recognized on the sale, redemption or exchange of shares of the fund paid to certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Investing in underlying funds could affect the amount, timing, or character of distributions from the fund, and, therefore, may increase the amount of taxes payable by shareholders.

Investments by the underlying funds in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities.

If at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, the fund will be permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund in respect of foreign securities it holds directly or by an underlying fund that itself was eligible to elect and so elected to pass such taxes through to shareholders. If the fund makes such election, you must include your share of those taxes in gross income as a distribution from the fund, and you will be allowed to claim a tax credit (or a deduction, if you itemize deductions) for such taxes.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after

MFS Lifetime 2060 Fund

January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Information about the Summary Prospectus, Prospectus, and SAI

The Summary Prospectus, Prospectus, and SAI for a fund provide information concerning the fund.  The Summary Prospectus, Prospectus, and SAI are updated at least annually and any information provided in a Summary Prospectus, Prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The Summary Prospectus, Prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on estimated “Other Expenses” and estimated “Acquired (Underlying) Fund Fees and Expenses” for the current fiscal year, expressed as a percentage of a class’ estimated average net assets during the period. The fund invests in Class R5 shares of the underlying funds. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size.  In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease.  Annual fund operating expenses will likely vary from year to year.

MFS Lifetime 2060 Fund

Financial Highlights

The fund had not commenced operations as of the date of this prospectus; therefore, no Financial Highlights are included.

MFS Lifetime 2060 Fund

Appendix A - Description of Underlying Funds

Further information about each underlying fund, including a copy of an underlying fund’s most recent Prospectus, SAI, and Annual and Semi-Annual Reports, may be obtained on the fund’s Website at mfs.com, or by contacting MFSC.

MFS® Blended Research® Core Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor’s 500 Stock Index (the “Index”).  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS® Blended Research® Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the MSCI Emerging Markets Index (the “Index”).  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS® Blended Research® Growth Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the “Index”).  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking

MFS Lifetime 2060 Fund

error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS® Blended Research® International Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World ex U.S. Index (the “Index”).  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS® Blended Research® Mid Cap Equity Fund*

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index (the “Index”) over the last 13 months at the time of purchase. As of April 30, 2016, the range of the market capitalizations of the issuers in the Index was between $160 million and $31.5 billion.

Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 3% compared to the Index.  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

* MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.

MFS® Blended Research® Small Cap Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell 2000® Index (the “Index”) over the last 13 months at the time of purchase. As of April 30, 2016, the range of the market capitalizations of the issuers in the Index was between $10 million and $6.1 billion.

Equity securities include common stocks real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS Lifetime 2060 Fund

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 3% compared to the Index.  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS® Blended Research® Value Equity Fund

Investment Objective

The fund’s investment objective is to capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index (the “Index”).  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

MFS Commodity Strategy Fund

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities.  Commodities are assets with tangible properties, including oil, natural gas, agricultural products, and industrial and other precious metals.

MFS expects to gain exposure to the commodities markets by investing primarily in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”).  MFS may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes.  The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options, and/or swaps.  The Subsidiary is advised by MFS and has the same objective, strategies, and restrictions as the fund, except that MFS gains exposure to the commodities markets for the Subsidiary by investing primarily in commodity-linked futures, options, and/or swaps instead of commodity-linked notes.  MFS may invest up to 25% of the fund’s assets (at the time of purchase) in the Subsidiary.

The fund’s direct and indirect investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund’s exposure to the commodities markets to be approximately equivalent to investing all of the fund’s investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates the fund’s direct and indirect investments in commodity-linked derivatives among a variety of different commodities and commodity sectors based on proprietary quantitative models.

MFS generally invests substantially all of the fund’s assets not invested in the Subsidiary or commodity-linked notes in U.S. and foreign debt instruments.  In addition, the Subsidiary may also invest in U.S. and foreign debt instruments.  Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.  Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

Some portion of the fund’s and the Subsidiary’s assets may be held in cash and/or debt instruments due to asset coverage and collateral requirements for the fund’s and the Subsidiary’s investments in derivatives.

MFS uses a bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate debt instruments may also be considered.

MFS Emerging Markets Equity Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to

MFS Lifetime 2060 Fund

emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.  MFS may also invest in equity securities of issuers that are not tied economically to emerging market countries.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Global Real Estate Fund

Investment Objective

The fund’s investment objective is to seek total return.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally allocates the fund’s investments across different countries and regions, but MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers.

MFS Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Inflation-Adjusted Bond Fund

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS International Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS Lifetime 2060 Fund

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with small to medium capitalizations.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS International Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their intrinsic value (value companies). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.

MFS may invest the fund’s assets in companies of any size.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Growth Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2015, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $552 million and $31.87 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Mid Cap Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2015, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between $381 million and $30.4 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Lifetime 2060 Fund

MFS New Discovery Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS New Discovery Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally allocates the fund’s investments across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Research International Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Total Return Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities and other obligations to repay money borrowed.

MFS Lifetime 2060 Fund

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

MFS Value Fund

Investment Objective

The fund’s investment objective is to seek capital appreciation.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

MFS Lifetime 2060 Fund

MFS Lifetime 2060 Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Lifetime 2060 Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on the fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated October   , 2016, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-800-225-2606

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-21780.

HOW TO CONTACT US

Web site	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 55824
MFS TALK	Investment professionals	Boston, MA 02205-5824
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is October 12, 2016. For the MFS® Funds listed below:

MFS® CORPORATE BOND FUND	MFS® LIFETIME® 2035 FUND
MFS® LIMITED MATURITY FUND	MFS® LIFETIME® 2040 FUND
MFS® MUNICIPAL LIMITED MATURITY FUND	MFS® LIFETIME® 2045 FUND
MFS® TOTAL RETURN BOND FUND	MFS® LIFETIME® 2050 FUND
MFS® LIFETIME® 2020 FUND	MFS® LIFETIME® 2055 FUND
MFS® LIFETIME® 2025 FUND	MFS® LIFETIME® 2060 FUND
MFS® LIFETIME® 2030 FUND	MFS® LIFETIME® INCOME FUND

Effective October 12, 2016, the “Ticker Symbols” table on the cover page is amended to include the following:

Ticker Symbols
Fund	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® LIFETIME® 2060 FUND	[TBD]	[TBD]	[TBD]	N/A	N/A	N/A

Ticker Symbols
Fund	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® LIFETIME® 2060 FUND	[TBD]	[TBD]	[TBD]	[TBD]	[TBD]	[TBD]

Effective October 12, 2016, the paragraph following the “Ticker Symbols” table is restated in its entirety as follows:

This Statement of Additional Information (“SAI”) contains additional information about the fund listed above (references to “a Fund” or “the Fund” mean the Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated [October   , 2016], for the MFS Lifetime 2060 Fund, and dated August 26, 2016 for all other funds. For each Fund except MFS Lifetime 2060 Fund, the Fund’s financial statements are incorporated into this SAI by reference to the Fund’s most recent Annual Report to shareholders.  You may obtain a copy of each Fund’s Prospectus, and for each Fund except MFS Lifetime 2060 Fund, each Fund’s Annual Report, without charge by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

Certain information for MFS 2060 Lifetime Fund as of April 30, 2016, the fiscal year end of the fund, is not included in this Statement of Additional Information because the fund had not commenced operations as of April 30, 2016.

Effective October 12, 2016, the first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, each an open-end investment company, are series of MFS Series Trust IX, a Massachusetts business trust organized in 1985. MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund are diversified Funds.  Prior to April 30, 2015, MFS Corporate Bond Fund was known as MFS Bond Fund. Prior to March 31, 2015, MFS Total Return Bond Fund was known as MFS Research Bond Fund.

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, each an open-end investment company, are series of MFS Series Trust XII, a Massachusetts business trust organized in 2005. MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund are diversified Funds.  Prior to August 28, 2014, MFS Lifetime Income Fund was known as MFS Lifetime Retirement Income Fund.

AUGUST-SAI-COMBINED-SUP-I-101216

1

Effective October 12, 2016, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading “Management of the Fund”:

For MFS Lifetime 2060 Fund, the management fee set forth in the Investment Advisory Agreement is [TBU] of the fund’s average daily net assets. [TBU-MFS has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that “Other Expenses” do not exceed 0.00% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.14)% of the class’ average daily net assets annually for Class R5 shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2017.  During the term of this agreement, Class R5 shares will receive payments from MFS in excess of its “Other Expenses” in an amount equal to at least 0.14% of the class’ average daily net assets.]

Effective October 12, 2016, the sub-section entitled “Custodian” under the main heading “Management of the Fund” is restated in its entirety as follows:

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and [MFS Lifetime2060 Fund]. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Effective October 12, 2016, the section entitled “Independent Registered Public Accounting Firm and Financial Statements” is restated in its entirety as follows:

[Auditor and Address], serves as the independent registered public accounting firm for MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

The Financial Statements and Financial Highlights for each such Fund, except MFS Lifetime 2060 Fund, for the fiscal year ended April 30, 2016, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by [Auditor], an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

MFS Lifetime 2060 Fund had not commenced operations as of the fiscal year ended April 30, 2016; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

[Auditor and Address], serves as the independent registered public accounting firm for MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended April 30, 2016, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by [Auditor], an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Effective October 12, 2016, the following is added to the table entitled “Trustee Compensation Table” under the main heading “Appendix B - Trustee Compensation and Committees”:

OCTOBER-SAI-COMBINED-SUP-I-101216

2

Trustee Compensation Table

Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller		Robert E. Butler		Maureen R. Goldfarb		David H. Gunning		William R. Gutow		Michael Hegarty		John P. Kavanaugh		Maryanne L. Roepke		J. Dale Sherratt		Laurie J. Thomsen		Robert W. Uek

MFS Lifetime 2060 Fund(#]	Not Applicable	Not Applicable	$	[XXX[	$	[XXX]	$	[XXX[	$	[XXX]	$	[XXX[	$	[XXX]	$	[XXX[	$	[XXX]	$	[XXX[	$	[XXX]	$	[XXX[

# Estimated amounts for the fiscal year ending April 30, 2017.

Effective October 12, 2016, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading “Appendix C — Share Ownership”:

As of October 12, 2016, the Trustees and officers of the Trust as a group owned less than 1% of any class of the shares of MFS Lifetime 2060 Fund.  No Trustee owned shares of MFS Lifetime 2060 Fund as of December 31, 2015, because shares of MFS Lifetime 2060 Fund had not been offered for sale as of December 31, 2015.

Effective October 12, 2016, the following is added as the last paragraph in the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading “Appendix C — Share Ownership”:

As of October 12, 2016, no shares of MFS Lifetime 2060 Fund were owned because the Fund had not yet commenced operations.

Effective October 12, 2016, the following is added as the last paragraph in the sub-section entitled “5% or Greater Ownership of the Share Class” under the main heading “Appendix C — Share Ownership”:

As of October 12, 2016, no shares of MFS Lifetime 2060 Fund were owned because the Fund had not yet commenced operations.

Effective October 12, 2016, the following is added as the last paragraph in the section entitled “Appendix D — Portfolio Manager(s)”:

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of October 12, 2016, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

FUND	Portfolio Manager	Benchmark(s)
MFS Lifetime 2060 Fund	Joseph C. Flaherty, Jr.	Standard & Poor’s 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index
Bloomberg Commodity Index
FTSE EPRA/NAREIT Developed Real Estate Index
Barclays U.S. Aggregate Bond Index
Lipper 2060 Funds

Effective October 12, 2016, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” beneath the main heading “Appendix D — Portfolio Manager(s)”:

As of October 12, 2016, no portfolio manager owned shares of MFS Lifetime 2060 Fund because these fund had not yet commenced operations.

3

Effective October 12, 2016, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading “Appendix D — Portfolio Manager(s)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Lifetime 2060 Fund	Joseph C. Flaherty, Jr.[1]	Registered Investment Companies*	[TBU]	[TBU]
		Other Pooled Investment Vehicles	[TBU]	[TBU]
		Other Accounts	[TBU]	[TBU]

*                 Does not include the Fund.

1                   As of September 1, 2016.

4

Effective October 12, 2016, the [first two paragraphs] of the sub-section entitled “Class A, Class A1, and Class 529A Shares — General Provisions” beneath the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading “Appendix J — Financial Intermediary Compensation” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares — General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid-Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective October 12, 2016, the section for MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund in Appendix L entitled “Investment Restrictions” is restated in its entirety as follows:

For MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund:

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase and sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

5

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for fundamental investment restriction no. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

6

MFS® SERIES TRUST XII

MFS® LIFETIME® 2060 FUND

PART C

Item 28.                                                  Exhibits:

(a)                     1                             Declaration of Trust of MFS Series Trust XII, dated June 29, 2005.  (8)

2                             Certification of Amendment to the Declaration of Trust, dated March 16, 2006 - Establishment and Designation of Series and Establishment and Designation of Classes.  (13)

3                             Certification of Amendment to the Declaration of Trust, dated July 5, 2006 - Establishment and Designation of Classes.  (13)

4                             Certification of Amendment to the Declaration of Trust, dated December 28, 2007 - Establishment and Designation of R and W Classes for MFS Sector Rotational Fund.  (14)

5                             Certification of Amendment to the Declaration of Trust, dated April 22, 2008 - Redesignation of Class R3 Shares, Class R4 Shares, and Class R5 Shares.  (14)

6                             Certification of Amendment to the Declaration of Trust, dated November 14, 2008 -Designation of Shares.  (19)

7                             Certification of Amendment to the Declaration of Trust, dated February 24, 2009 - Establishment and Designation of Class I Shares.  (18)

8                             Certification of Amendment to the Declaration of Trust, dated June 24, 2010 - Establishment and Designation of Series and Establishment and Designation of Classes for MFS Lifetime 2050 Fund.  (10)

9                             Certification of Amendment to the Declaration of Trust, dated July 15, 2011 - Redesignation of Series.  (27)

10                      Certification of Amendment to the Declaration of Trust, dated May 21, 2012 - Redesignation of Class W Shares.  (28)

11                      Certification of Amendment to the Declaration of Trust, dated August 7, 2012 - Establishment and Designation of Series and Classes.  (28)

12                      Certification of Amendment to the Declaration of Trust, dated July 18, 2014 - Termination of MFS Lifetime 2010 Fund.  (30)

13                      Certification of Amendment to the Declaration of Trust, dated August 25, 2014 - Redesignation of MFS Lifetime Retirement Income Fund to MFS Lifetime Income Fund and Establishment and Designation of Classes.  (31)

14                      Certification of Amendment to the Declaration of Trust, dated May 2, 2016.  (34)

15                      Certification of Amendment to the Declaration of Trust, dated June 17, 2016 - Establishment and Designation of Class R5 Shares.  (34)

16                      Certification of Amendment to the Declaration of Trust, dated July 22, 2016 - Establishment and Designation of Series and Establishment and Designation of Classes for MFS Lifetime 2060 Fund; filed herewith.

(b)                                                         Master Amended and Restated By-Laws, dated January 1, 2002, as revised through May 2, 2016.  (11)

(c)                                                          Copies of instruments defining the rights of shareholders, including the relevant portions of:  the Amended and Restated Declaration of Trust, dated June 29, 2005, as amended through July 22, 2016 (see Section 6.2), and the Amended and Restated By-Laws, dated January 1, 2002 as revised through May 2, 2016 (see Article III).  (12)

(d)                     1                             Investment Advisory Agreement, dated July 26, 2005, between Massachusetts Financial Services Company and MFS Series Trust XII, on behalf of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund.  (9)

2                             Investment Advisory Agreement, dated July 26, 2006, between Massachusetts Financial Services Company and the Registrant on behalf of MFS Sector Rotational Fund.  (15)

3                             Investment Advisory Agreement, by and between the Trust on behalf of MFS Lifetime 2050 Fund and Massachusetts Financial Services Company, dated September 14, 2010.  (20)

4                             Investment Advisory Agreement, dated November 1, 2012, by and between the Trust on behalf of MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund and MFS Lifetime 2055 Fund and Massachusetts Financial Services Company.  (24)

(e)                      1                             Distribution Agreement between MFS Series Trust XII and MFS Fund Distributors, dated July 26, 2005.  (9)

2                             Amendment, dated May 2, 2016, to Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated July 26, 2005.  (34)

3                             Dealer Agreement between MFS Fund Distributors, Inc. (“MFD”) and a dealer, dated April 20, 2016.  (11)

(f)                                                           Not Applicable.

(g)                      1                             Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.  (5)

2                             Appendix A, as of September 14, 2015 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.  (7)

3                             Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.  (5)

4                             Appendix A, as of September 14, 2015, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006.  (7)

(h)                     1                             Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc., dated July 26, 2005.  (9)

2                             Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated July 26, 2005.  (27)

3                             Amendment, dated May 2, 2016, to Shareholder Servicing Agreement, dated July 26, 2005.  (34)

4                             Master Administrative Services Agreement, dated March 1, 1997 as amended and restated August 1, 2014.  (21)

5                             Amendment, dated May 2, 2016, to the Master Administrative Services Agreement, dated March 1, 1997 as amended and restated August 1, 2014.  (11)

6                             Exhibit A, dated June 14, 2016, to the the Master Administrative Services Agreement, dated March 1, 1997 as amended and restated August 1, 2014.  (22)

7                             Exhibit D, as revised January 1, 2016, 2016 ASA Fee Schedule to the Master Administrative Services Agreement, dated March 1, 1997 as amended and restated August 1, 2014.  (1)

8                             Attachment 1 to Exhibit D - Revised fund listing to Fee Schedule.  (22)

9                             Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated April 1, 2008, as amended and restated February 15, 2011 for MFS Lifetime Income Fund only.  (33)

10                      Amendment, dated May 2, 2016, to the Master 529 Administrative Services Agreement, dated August 1, 2002, as amended and restated April 1, 2008, as amended and restated February 15, 2011.  (11)

11                      Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (16)

12                      Amendment No. 1, dated September 15, 2010, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (23)

13                      Amendment No. 2, dated August 29, 2011, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (25)

14                      Amendment No. 3, dated January 1, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010. (4)

15                      Amendment No. 4, dated June 1, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (3)

16                      Amendment No. 5, dated July 17, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (28)

17                      Amendment No. 6, dated January 1, 2013, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (17)

18                      Amendment No. 7, dated January 1, 2014, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (29)

19                      Amendment No. 8, dated January 1, 2016, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010.  (26)

(i)                         1                             Opinion and Consent of Counsel, dated June 27, 2016.  (34)

2                             Legal Opinion Consent, dated July 29, 2016; filed herewith.

(j)                        1                             Consent of Ernst & Young LLP, dated August 24, 2015, on behalf of MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund.  (32)

2                             Consent of Ernst & Young, LLP, dated February 23, 2016, on behalf of MFS Equity Opportunities Fund.  (6)

(k)                                                         Not Applicable.

(l)                                                             Not Applicable.

(m)                 1                             Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012.  (2)

2                             Exhibit A, dated April 8, 2016 to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012.  (11)

(n)                     1                             Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996 as amended and restated May 30, 2012.  (2)

2                             Exhibit A, dated June 14, 2016, to the Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996 as amended and restated May 30, 2012.  (22)

(o)                                                         Reserved.

(p)                                                         MFS Investment Management Code of Ethics, as amended and restated effective September 19, 2014, pursuant to Rule 17j-1 under the Investment Company Act of 1940.  (26)

Power of Attorney, dated October 13, 2015 (Trustees); filed herewith.

Power of Attorney, dated October 13, 2015 (Stelmach) (DiLorenzo); filed herewith.

(1)                     Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 62 (EXHIBIT NO. 99.(h) 7), filed with the SEC via EDGAR on March 14, 2016.

(2)                     Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 48 (EXHIBIT NO. 99.(m) and 99.(n)), filed with the SEC via EDGAR on May 29, 2012.

(3)                     Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 51 (EXHIBIT NO. 99.(h) 13)), filed with the SEC via EDGAR on June 27, 2012.

(4)                     Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 78 (EXHIBIT NO. 99.(h) 13), filed with the SEC via EDGAR on February 27, 2012.

(5)                     Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 (EXHIBIT NO. 99.7(a) and 99.7(b)), filed with the SEC via EDGAR on June 28, 2007.

(6)                     Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 (EXHIBIT NO. 99.(j) 2), filed with the SEC via EDGAR on February 26, 2016.

(7)                     Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 109 (EXHIBIT NO. 99.(g) 2 and 99.(g) 4), filed with the SEC via EDGAR on September 25, 2015.

(8)                     Incorporated by reference to the Registrant’s Registration Statement (EXHIBIT NO. 99.1), filed with the SEC via EDGAR on July 1, 2005.

(9)                     Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 (EXHIBIT NO. 99.4, 99.5(a) and 99.8(a)), filed with the SEC via EDGAR on September 27, 2005.

(10)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 (EXHIBIT NO. 99.(a) 8), filed with the SEC via EDGAR on June 28, 2010.

(11)              Incorporated by reference to MFS Series Trust III (File Nos. (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 60 (EXHIBIT NO. 99.(b), 99.(e) 3, 99.(h) 6, 99.(h) 8, 99.(h) 11 and 99.(m) 2), filed with the SEC via EDGAR on May 26, 2016.

(12)              Amended and Restated Declaration of Trust, dated June 29, 2005, as amended through July 22, 2016 incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Registration Statement (EXHIBIT NO. 99.1)), filed with the SEC via EDGAR on July 1, 2005; Amended and Restated By-Laws, dated January 1, 2002, as revised through May 2, 2016 incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 60 (EXHIBIT NO. 99.(b)), filed with the SEC via EDGAR on May 26, 2016.

(13)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 (EXHIBIT NO. 99.1(b) and 99.1(c)), filed with the SEC via EDGAR on July 5, 2006.

(14)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 (EXHIBIT NO. 99.(a) 4 and 99.(a) (5)), filed with the SEC via EDGAR on August 27, 2008.

(15)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 (EXHIBIT NO. 99.4(b)), filed with the SEC via EDGAR on March 2, 2007.

(16)              Incorporated by reference to MFS Series Trust XI (File Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 30 (EXHIBIT NO. 99.(h) 10), filed with the SEC via EDGAR on January 27, 2010.

(17)              Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 72 (EXHIBIT NO. 99.(h) 17), filed with the SEC via EDGAR on January 25, 2013.

(18)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 (EXHIBIT NO. 99.(a) 7), filed with the SEC via EDGAR on February 26, 2009.

(19)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 (EXHIBIT NO. 99.(a) 6), filed with the SEC via EDGAR on December 29, 2008.

(20)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 (EXHIBIT NO. 99.(d) 3), filed with the SEC via EDGAR on December 29, 2010.

(21)              Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 98 (EXHIBIT NO. 99.(h) 5), filed with the SEC via EDGAR on September 25, 2014.

(22)              Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 64 (EXHIBIT NO. 99.(h) 8, 99.(10) and 99(n) 2), filed with the SEC via EDGAR on July 28, 2016.

(23)              Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 76 (EXHIBIT NO. 99.(h) 9), filed with the SEC via EDGAR on November 24, 2010.

(24)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 (EXHIBIT NO. 99.(d) 4), filed with the SEC via EDGAR on December 27, 2012.

(25)              Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 82 (EXHIBIT NO. 99.(h) 12), filed with the SEC via EDGAR on September 27, 2011.

(26)              Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 78 (EXHIBIT NO. 99.(h) 20 and 99.(p)), filed with the SEC via EDGAR on January 27, 2016.

(27)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 (EXHIBIT NO. 99.(a) 9 and 99.(h) 2)), filed with the SEC via EDGAR on August 25, 2011.

(28)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 (EXHIBIT NO. 99.(a) 10, 99.(a) 11) and 99.(h) 11, filed with the SEC via EDGAR on August 15, 2012.

(29)              Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 74 (EXHIBIT NO. 99.(h) 16), filed with the SEC via EDGAR on January 27, 2014.

(30)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 (EXHIBIT NO. 99.(a) 12), filed with the SEC via EDGAR on August 27, 2014.

(31)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 (EXHIBIT NO. 99.(a) 13), filed with the SEC via EDGAR on February 26, 2015.

(32)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 44 (EXHIBIT NO. 99.(j) 1), filed with the SEC via EDGAR on August 27, 2015.

(33)              Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 78 (EXHIBIT NO. 99.(h) 9), filed with the SEC via EDGAR on March 25, 2011.

(34)              Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 (EXHIBIT NO. 99.(a) 14, 99.(a) 15, 99.(e) 2, 99.(h) 3 and 99.(i)), filed with the SEC via EDGAR on June 27, 2016.

Item 29.                                                Persons Controlled by or under Common Control with the Registrant.

The Registrant is not controlled by or under common control with any other person.

Item 30.                                                Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities.  Article V of the Registrant’s Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Trustee Emeritus or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Trustee Emeritus or officer and against amounts paid or incurred by that individual in the settlement thereof.

In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. (“MFD”) will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the “Act”) against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person’s acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of Securities Dealers, Inc. relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary  in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

In addition, section 9 of the Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit as a result of acting in accordance with instructions reasonably believed to have been executed or orally communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned  or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

The Trustees and Officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available.  The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that Each of the Funds severally shall indemnify and hold harmless the Trustee against any and all Expenses actually incurred or paid by the Trustee in any Proceeding in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, or  there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.                                                  Business and Other Connections of Investment Adviser

Business backgrounds of the principal executive officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”) that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.  Certain principal executive officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.  Each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer and/or director of the Investment Adviser or certain of the Investment Adviser’s corporate affiliates except as noted under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.

Principal executive officers and directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position	Non-MFS business, profession, vocation or
with the Investment Adviser	employment

Stephen C. Peacher Director, MFS	President, Sun Life Investment Management and Chief Investment Officer of Sun Life Financial

Colm J. Freyne Director, MFS	Executive Vice President and Chief Financial Officer of Sun Life Financial

The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International Holdings PTY LTD	One Carter Lane London EC4V 5ER U.K.
MFS International Australia PTY LTD	Level 55, 55 Hunter Street Sydney, NSW 2000, Australia

MFS International (U.K.) Limited	One Carter Lane, London EC4V 5ER, U.K.
MFS International Switzerland GMBH	Bahnhofstrasse 100, 8001 Zurich, Switzerland
MFS International (Hong Kong) Limited	Unit 1301, 13th Floor Henley Building 5 Queen’s Road Central, Hong Kong
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 - 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International (Chile) SPA	Santiago Isidora 3000 Av Isidora Goyenechea #3000, Las Condes, Santiago, Chile
MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880
MFS Investment Management Company (LUX) S.a.r.l.	35, Boulevard du Prince Henri L-1724 Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2
MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Bermuda Holdings LTD.	Canon’s Court 22 Victoria Street Hamilton, HM 12, Bermuda
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following.  The address of the MFS Funds is:  111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Item 32.                                                  Principal Underwriters

(a)           MFS Fund Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the following investment companies:

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

(b)           Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

James A. Jessee	Director, Chairman of the Board and President	None
Robert J. Manning	Director	Trustee
Mark N. Polebaum	Secretary	Secretary and Clerk
Mary K. Scotten	Chief Compliance Officer	None
Charuda (Bee) Upatham- Costello	Treasurer and Senior Group Controller	None
Kimberly M. Collins	Assistant Secretary	None
Ethan D. Corey	Assistant Secretary	Assistant Secretary and Assistant Clerk
Daniel W. Finegold	Assistant Secretary	None
Mitchell C. Freestone	Assistant Secretary	None
Jay C. Herold	Assistant Secretary	None
Lisa A. Sheeler	Assistant Secretary	None
Timothy F. Tierney	Tax Officer and Assistant Treasurer	None

The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

(c)           Not applicable.

Item 33.                                                  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199

MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199

State Street Bank & Trust Company (custodian)	State Street Financial Center One Lincoln Street Boston, MA 02111-2900

JP Morgan Chase (custodian)	270 Park Avenue New York, NY 10017

MFS Service Center, Inc. (transfer agent)	100 Hancock Street North Quincy, MA 02171

Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Iron Mountain, Inc. (storage vendor)	1 Federal Street Boston, MA 02110

Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 4000 Rockville, MD 20850-4045

UBS Asset Management (Americas) Inc., (sub-adviser)	1285 Avenue of the Americas New York, NY 10019

Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481

Autonomy Corporation Limited (storage vendor)	1140 Enterprise Way Sunnyvale, CA 94089-1412

The Depository Trust Company (DTC)	55 Water Street New York, NY 10041

DST Systems, Inc. (technology vendor)	333 West 11th Street Kansas City, MO 64105

SunGard Data Systems (personal trading system)	545 Washington Blvd., Floor 7 Jersey City, NJ 07310

Item 34.                                                  Management Services

None.

Item 35.                                                  Undertakings

None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of July 2016.

MFS® SERIES TRUST XII

By:	ROBIN A. STELMACH*
Name:	Robin A. Stelmach
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 29, 2016.

SIGNATURE	TITLE

ROBIN A. STELMACH*	President (Principal Executive Officer)
Robin A. Stelmach

DAVID L. DILORENZO*	Principal Financial and Accounting Officer
David L. DiLorenzo

STEVEN E. BULLER*	Trustee
Steven E. Buller

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH*	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

*By:	KRISTIN V. COLLINS
Name:	Kristin V. Collins
as Attorney-in-fact

Executed by Kristin V. Collins on behalf of those indicated pursuant to a Power of Attorney, dated October 13, 2015 (Trustees) and a Power of Attorney, dated October 13, 2015 (Corcoran) (DiLorenzo); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Kristin V. Collins, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 13th day of October, 2015.

STEVEN E. BULLER	Trustee
Steven E. Buller

ROBERT E. BUTLER	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING	Trustee
David H. Gunning

WILLIAM R. GUTOW	Trustee
William R. Gutow

MICHAEL HEGARTY	Trustee
Michael Hegarty

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

ROBERT J. MANNING	Trustee
Robert J. Manning

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

ROBERT W. UEK	Trustee
Robert W. Uek

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Kristin V. Collins,  Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 13th day of October, 2015.

ROBIN A. STELMACH	President (Principal Executive Officer)
Robin A. Stelmach

DAVID L. DILORENZO	Principal Financial and Accounting Officer
David L. DiLorenzo

INDEX TO EXHIBITS

EXHIBIT NO.		DESCRIPTION OF EXHIBIT	PAGE NO.

(a)	16	Certification of Amendment to the Declaration of Trust, dated July 22, 2016 — Establishment and Designation of Series and Establishment and Designation of Classes for MFS Lifetime 2060 Fund.

(i)	2	Legal Opinion Consent, dated July 29, 2016.